Leases - Summary of Lease Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Lease Liabilities, Beginning of Year	$ 2,927	$ 2,658
Acquisitions (Note 4)	366	0
Additions	174	363
Interest Expense (Note 6)	171	162
Lease Payments	(521)	(461)
Divestitures (Note 8)	(39)	0
Modifications	150	91
Exchange Rate Movements and Other	(53)	114
Lease Liabilities, End of Year	3,175	2,927
Lease Liabilities	369	359
Lease Liabilities	$ 2,806	$ 2,568